Intangible Assets Other Than Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 871,073,000	$ 440,786,000
Amortization expense of intangible assets	240,579,000	124,853,000
Intangible assets with an indefinite useful life	0	0	$ 0
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	825,256,000	399,408,000
Amortization expense of intangible assets	226,046,000	114,152,000
Employee expenses capitalized	$ 68,186,000	$ 24,407,000